11. Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Investments, All Other Investments [Abstract]
Derivative Financial Instruments

NOTE 10 –DERIVATIVE FINANCIAL INSTRUMENTS

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of September 30, 2020:

	September 30, 2020
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivatives	183,301,670	$(599,454)
Total	183,301,670	$(599,454)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the six months ended September 30, 2020:

The financings giving rise to derivative financial instruments and the income effects:
Compound embedded derivatives	$(787,407)
Total gain (loss)	$(787,407)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the three months ended September 30, 2020:

The financings giving rise to derivative financial instruments and the income effects:
Compound embedded derivatives	$(511,975)
Total gain (loss)	$(511,975)

The Company’s Convertible Promissory Notes issued on October 4, 2019, October 31, 2019, December 5, 2019, December 31, 2019, January 27, 2020, February 19, 2020, March 10, 2020 and August 4, 2020, respectively, gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option.

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. In addition, the standards do not permit an issuer to account separately for individual derivative terms and features embedded in hybrid financial instruments that require bifurcation and liability classification as derivative financial instruments. Rather, such terms and features must be bundled together and fair valued as a single, compound embedded derivative. The Company has selected the Monte Carlo Simulations valuation technique to fair value the compound embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving compound embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Monte Carlo Simulations technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators.

Significant inputs and results arising from the Monte Carlo Simulations process are as follows for the embedded derivatives that have been bifurcated from the Convertible Notes and classified in liabilities:

Inception
Quoted market price on valuation date	$0.0031 - $0.0058
Contractual conversion rate	$0.01
Contractual term to maturity	1.00 Years – 1.13 Years
Market volatility:
Equivalent Volatility	15.89% - 319.40%
Interest rate	8.0%

The following table reflects the issuances of compound embedded derivatives and the changes in fair value inputs and assumptions related to the compound embedded derivatives during the period ended September 30, 2020.

September 30, 2020
Balance at April 1, 2020	$58,790
Issuances:
Compound embedded derivatives	42,463
Conversions	(289,206)
Loss on changes in fair value inputs and assumptions reflected in income	787,407
Balance at September 30, 2020	$599,454

NOTE 11 – DERIVATIVE FINANCIAL INSTRUMENTS

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of March 31, 2020:

	March 31, 2020
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivatives	77,026,829	$(58,790)
Total	77,026,829	$(58,790)

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the year ended March 31, 2020:

The financings giving rise to derivative financial instruments and the income effects:
Compound embedded derivatives	$119,902
Total gain (loss)	$119,902

The Company’s Convertible Promissory Notes issued on October 4, 2019, October 31, 2019, December 5, 2019, December 31, 2019, January 27, 2020, February 19, 2020 and March 10, 2020 respectively, gave rise to derivative financial instruments. The notes embodied certain terms and conditions that were not clearly and closely related to the host debt agreement in terms of economic risks and characteristics. These terms and features consist of the embedded conversion option.

Current accounting principles that are provided in ASC 815 - Derivatives and Hedging require derivative financial instruments to be classified in liabilities and carried at fair value with changes recorded in income. In addition, the standards do not permit an issuer to account separately for individual derivative terms and features embedded in hybrid financial instruments that require bifurcation and liability classification as derivative financial instruments. Rather, such terms and features must be bundled together and fair valued as a single, compound embedded derivative. The Company has selected the Monte Carlo Simulations valuation technique to fair value the compound embedded derivative because it believes that this technique is reflective of all significant assumption types, and ranges of assumption inputs, that market participants would likely consider in transactions involving compound embedded derivatives. Such assumptions include, among other inputs, interest risk assumptions, credit risk assumptions and redemption behaviors in addition to traditional inputs for option models such as market trading volatility and risk-free rates. The Monte Carlo Simulations technique is a level three valuation technique because it requires the development of significant internal assumptions in addition to observable market indicators.

Significant inputs and results arising from the Monte Carlo Simulations process are as follows for the embedded derivatives that have been bifurcated from the Convertible Notes and classified in liabilities:

Inception
Quoted market price on valuation date	$0.0031 - $0.0058
Contractual conversion rate	$0.01
Contractual term to maturity	1.00 Years – 1.13 Years
Market volatility:
Equivalent Volatility	15.89% - 319.40%
Interest rate	8.0%

The following table reflects the issuances of compound embedded derivatives and the changes in fair value inputs and assumptions related to the compound embedded derivatives during the period ended March 31, 2020.

March 31, 2020
Balance at April 1, 2019	$–
Issuances:
Compound embedded derivatives	178,692
Gain on changes in fair value inputs and assumptions reflected in income	(119,902)
Balance at March 31, 2020	$58,790